Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial income and expenses [Abstract]
Financial income and expenses - Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

	2020	2021	2022
Interest income	13	18	25
Interest income from loans and receivables	8	7	7
Interest income from cash and cash equivalents	5	11	18
Dividend income from financial assets	3	2	3
Net gains from disposal of financial assets	2	-	-
Net change in fair value of financial assets through profit or loss	129	95	9
Other financial income	12	33	20
Financial income	158	149	58
Interest expense	(173)	(159)	(235)
Interest expense on debt and borrowings	(130)	(126)	(200)
Finance charges under lease contract	(29)	(25)	(25)
Interest expense on pensions	(13)	(8)	(10)
Provision-related accretion expenses	(10)	(5)	(9)
Net foreign exchange gains (losses)	4	-	9
Other financial expenses	(23)	(24)	(24)
Financial expenses	(202)	(188)	(258)
Financial income and expenses	(44)	(39)	(200)